As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end:   December 31, 2006

Date of reporting period:   March 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2006 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 22.8%
Ace Securities Corp.
5.048%, 03/25/2035 (a)(b)(e)	$300,000	$300,433
5.068%, 07/25/2035 (a)(b)(e)	850,000	851,261
Adjustable Rate Mortgage Trust
5.118%, 11/25/2035 (a)(e)	300,000	295,143
American Express Credit Account Master
4.879%, 11/17/2008 (a)(b)(e)	750,000	750,491
Ameriquest Mortgage Securities, Inc.
5.118%, 03/25/2035 (a)(b)(e)	319,347	319,816
5.048%, 07/25/2035 (a)(b)(e)	425,000	425,763
Arran 2005-a Class B
4.929%, 12/15/2010 (e)	600,000	600,468
Banc of America Commercial Mortgage
4.648%, 09/11/2036 (a)(b)	1,000,000	953,911
0.126%, 11/10/2038 (a)(c)(d)(e)	3,047,623	58,481
0.051%, 07/10/2043 (a)(c)(d)(e)	33,414,886	414,378
4.668%, 07/10/2043 (a)	600,000	562,127
4.857%, 07/10/2043 (a)(e)	600,000	569,965
Bear Stearns Adjustable Rate Mortgage Trust
3.512%, 06/25/2034 (a)(e)	270,000	258,522
5.125%, 08/25/2035 (a)(e)	566,674	562,540
Bear Stearns Commercial Mortgage
6.800%, 07/15/2031 (a)	112,037	113,212
0.713%, 05/11/2039 (c)(d)(e)	2,850,567	61,703
5.468%, 06/11/2041 (a)(e)	575,000	570,052
Bear Stearns Cos, Inc.
5.300%, 10/30/2015	105,000	101,698
Bear Stearns Cos, Inc.
5.550%, 09/27/2007 (b)(e)	750,000	756,760
Bella Vista Mortgage Trust
5.026%, 05/20/2035 (a)(b)(e)	599,312	600,951
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	486,067
Capital One Multi-Asset Execution Trust
4.969%, 12/15/2009 (a)(e)	670,000	670,894
Carrington Mortgage Loan Trust
5.078%, 01/25/2035 (a)(b)(e)	425,000	425,593
4.968%, 09/25/2035 (a)(e)	470,471	470,832
Carss Finance Ltd
5.029%, 01/15/2011 (a)(e)	451,538	438,147
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a)	2,341,006	2,428,995
Chase Credit Card Master Trust
4.949%, 05/15/2009 (a)(b)(e)	325,000	325,179
5.099%, 02/15/2011 (a)(b)(e)	750,000	755,615
Chase Funding Mortgage Loan Asset-Backed
5.108%, 09/25/2033 (a)(e)	288,203	288,903
Citibank Credit Card Master Trust I
5.170%, 03/10/2011 (b)(e)	475,000	477,533
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(b)	1,500,000	1,590,365
4.049%, 10/15/2037 (a)	1,100,000	1,054,689

	Principal
	Amount	Value
ASSET BACKED SECURITIES
(continued)
Countrywide Alternative Loan Trust
5.000%, 10/25/2018 (a)(e)	$376,166	$364,881
4.788%, 05/20/2035 (a)(b)(e)	652,493	655,384
Countrywide Asset-Backed Certificates
5.138%, 08/25/2032 (a)(e)	142,243	142,455
6.518%, 04/25/2033 (a)(b)(e)	500,000	508,633
5.588%, 06/25/2033 (a)(b)(e)	750,000	753,698
5.098%, 09/25/2033 (a)(e)	316,484	316,919
CS First Boston Mortgage Securities Corp.
5.029%, 11/15/2020 (a)(e)	450,000	450,837
1.627%, 03/15/2036 (a)(c)(d)(e)	3,044,706	104,056
0.701%, 05/15/2036 (a)(c)(d)(e)	4,296,037	68,208
0.830%, 07/15/2036 (a)(c)(d)(e)	4,451,961	111,117
0.135%, 11/15/2037 (a)(c)(d)(e)	6,538,913	139,077
7.643%, 09/15/2041 (a)(e)	130,000	140,163
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (a)(d)	545,000	554,372
First NLC Trust
5.118%, 09/25/2035 (a)(b)(e)	580,000	580,196
First Union National Bank Commercial Mtg
8.087%, 05/15/2032 (a)(e)	250,000	273,252
First USA Credit Card Master Trust
5.098%, 01/12/2009 (a)(b)(e)	750,000	750,595
GE Capital Commercial Mortgage Corp.
0.805%, 03/10/2040 (a)(c)(d)(e)	5,981,341	136,315
4.978%, 05/10/2043 (a)	1,265,000	1,212,697
5.331%, 11/10/2045 (a)(e)	1,200,000	1,191,200
GMAC Commercial Mortgage Securities, Inc.
1.059%, 03/10/2038 (a)(c)(d)(e)	4,363,180	136,589
GMAC Mortgage Corp. Loan Trust
4.878%, 08/25/2035 (a)(e)	950,000	950,865
Greenwich Capital Commercial Funding Co.
0.526%, 06/10/2036 (a)(c)(d)(e)	30,629,921	418,596
HSI Asset Securitization Corp. Trust
4.948%, 08/25/2035 (a)(e)	415,998	416,352
IMPAC CMB Trust
5.318%, 10/25/2033 (a)(e)	168,023	168,123
5.128%, 04/25/2035 (a)(b)(e)	361,782	362,347
Indymac Index Mortgage Loan Trust
5.048%, 04/25/2035 (a)(b)(e)	401,532	403,026
5.118%, 08/25/2035 (a)(b)(e)	747,255	750,590
JP Morgan Chase Commercial Mortgage
Securities
1.286%, 01/12/2039 (a)(c)(d)(e)	3,994,378	166,829
0.076%, 01/15/2042 (a)(c)(d)(e)	6,773,147	125,037
JP Morgan Mortgage Trust
4.965%, 10/25/2035 (a)(e)	750,000	733,797
5.410%, 02/25/2036 (e)	300,000	298,064
KeyCorp
7.617%, 05/15/2032 (a)	1,204	1,201
LB-UBS Commercial Mortgage Trust
7.950%, 05/15/2015 (a)(e)	588,817	598,796

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES
(continued)
LB-UBS Commercial Mortgage Trust
(continued)
4.310%, 02/15/2030 (a)	$1,100,000	$1,061,328
0.293%, 03/15/2036 (a)(c)(d)(e)	2,834,201	82,960
7.080%, 06/15/2036 (a)(e)	1,000,000	1,069,306
0.133%, 07/15/2040 (a)(c)(d)(e)	15,653,398	348,805
LB-UBS Commerical Mortgage Trust
4.904%, 06/15/2026 (a)(b)	500,000	497,456
1.325%, 03/15/2036 (a)(c)(d)(e)	2,503,545	97,623
0.904%, 08/15/2036 (a)(c)(d)(e)	3,467,203	88,677
Long Beach Mortgage Loan Trust
5.348%, 06/25/2034 (b)(e)	170,000	170,443
4.928%, 08/25/2035 (a)(e)	415,249	415,597
MBNA Credit Card Master Note Trust
5.129%, 10/15/2009 (a)(b)(e)	750,000	752,728
Merrill Lynch Mortgage Investors, Inc.
7.120%, 06/18/2029 (a)	13,491	13,511
5.378%, 01/25/2035 (a)(b)(e)	670,000	671,924
5.168%, 07/25/2035 (a)(b)(e)	505,971	506,940
Morgan Stanley ABS Capital I
4.918%, 07/25/2035 (a)(e)	317,986	318,233
Morgan Stanley Capital I
1.226%, 01/13/2041 (a)(c)(d)(e)	2,460,850	99,746
MSDWCC Heloc Trust
5.008%, 07/25/2017 (a)(b)(e)	373,286	373,586
New Century Home Equity Loan Trust
5.538%, 01/25/2034 (a)(b)(e)	750,000	756,924
5.088%, 07/25/2035 (a)(e)	450,000	451,107
Option One Mortgage Loan Trust
5.348%, 05/25/2034 (a)(b)(e)	475,000	477,798
5.868%, 05/25/2034 (a)(b)(e)	475,000	475,292
5.118%, 11/25/2034 (a)(e)	132,242	132,450
Providian Master Note Trust
5.100%, 11/15/2012 (a)(d)(e)	600,000	594,721
Residential Asset Securities Corp.
5.408%, 12/25/2033 (a)(b)(e)	750,000	755,106
5.088%, 07/25/2035 (a)(b)(e)	725,000	726,012
SACO I Trust
5.088%, 04/25/2035 (a)(e)	368,208	368,485
Saxon Asset Securities Trust
5.038%, 05/25/2035 (a)(b)(e)	725,000	725,903
Specialty Underwriting & Residential Finance
5.328%, 02/25/2035 (a)(b)(e)	325,000	327,041
Wachovia Bank Commercial Mortgage Trust
0.131%, 11/15/2035 (a)(c)(d)(e)	11,660,080	145,390
0.625%, 10/15/2041 (a)(c)(d)(e)	15,094,971	300,345
0.458%, 03/15/2042 (a)(c)(d)(e)	23,693,081	335,068
4.935%, 04/15/2042 (a)(e)	1,175,000	1,121,986
Washington Mutual, Inc.
3.803%, 06/25/2034 (a)(e)	450,000	428,645
3.830%, 01/25/2035 (a)(e)	585,493	559,999
4.678%, 05/25/2035 (a)(e)	215,000	209,284

	Principal
	Amount	Value
ASSET BACKED SECURITIES
(continued)
Washington Mutual, Inc. (continued)
5.238%, 07/25/2044 (a)(b)(e)	$421,615	$424,558
5.348%, 01/25/2045 (a)(b)(e)	549,138	554,209
5.088%, 04/25/2045 (a)(b)(e)	266,807	267,071
5.048%, 05/25/2045 (a)(b)(e)	266,807	266,918
5.108%, 07/25/2045 (a)(e)	694,719	695,963
Wells Fargo & Co.
4.750%, 12/25/2033 (a)(e)	3,406,923	3,267,072
4.977%, 10/25/2035 (e)	454,956	447,412
Wells Fargo Home Equity Trust
5.318%, 04/25/2034 (a)(b)(e)	350,000	350,220
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)(e)	320,000	312,311
TOTAL ASSET BACKED SECURITIES
(Cost $55,745,752)		$54,570,907
CORPORATE BONDS - 34.3%
Financial Services - 8.2%
ACE Limited
6.000%, 04/01/2007	430,000	432,388
American Real Estate Partners
7.125%, 02/15/2013 (a)	125,000	123,750
Ameriprise Financial, Inc.
5.350%, 11/15/2010 (a)	295,000	292,315
Amerus Group Co.
5.950%, 08/15/2015 (a)	115,000	114,188
Aon Corp.
8.205%, 01/01/2027	120,000	137,742
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	255,000	273,895
ASIF Global Financing
4.950%, 05/30/2006 (Acquired
02/27/2006, Cost
$12,003,471) (b)(d)(e)(f)	750,000	750,065
Berkley WR Corp.
5.875%, 02/15/2013 (a)	80,000	78,758
BOI Cap Funding
5.571%, 02/01/2049 (a)	230,000	220,650
Bunge Ltd Finance Corp.
5.100%, 07/15/2015 (a)	250,000	234,007
Capital One Bank
5.000%, 06/15/2009 (e)	440,000	435,097
Capital One Financial Corp.
4.800%, 02/21/2012	95,000	90,852
Citigroup, Inc.
4.920%, 05/18/2010 (b)(e)	725,000	727,140
Commonwealth Bank of Australia
6.024%, 03/29/2049 (a)	240,000	234,692
Countrywide Financial Corp.
5.200%, 12/19/2008 (e)	290,000	290,620
Countrywide Home Loans, Inc.
5.500%, 08/01/2006 (b)(e)	750,000	751,078
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	102,500

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
EOP Operating LP
5.875%, 01/15/2013 (a)	$150,000	$149,415
4.750%, 03/15/2014 (a)	240,000	221,379
General Electric Capital Corp.
6.750%, 03/15/2032 (a)	115,000	128,475
Glitnir Banki HF
4.760%, 10/15/2008 (e)	225,000	225,329
4.750%, 10/15/2010	275,000	265,643
Goldman Sachs Group, Inc.
5.250%, 10/15/2013	525,000	511,894
Goldman Sachs Group, Inc.
5.150%, 01/15/2014	175,000	168,990
Health Care Property Investors, Inc.
5.625%, 02/28/2013 (a)	200,000	197,351
HRPT Properties Trust
5.517%, 03/16/2011 (a)(e)	400,000	400,663
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)(e)	115,000	113,035
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	247,486
4.125%, 12/15/2008	200,000	194,031
4.750%, 07/15/2013	275,000	259,131
HSBC Finance Corp.
4.125%, 11/16/2009	425,000	407,441
ING Groep NV
5.775%, 12/29/2049 (a)(e)	240,000	233,882
iStar Financial, Inc.
5.220%, 03/03/2008 (e)	350,000	351,062
5.650%, 09/15/2011 (a)	240,000	236,993
5.150%, 03/01/2012 (a)	400,000	384,348
Jefferies Group, Inc.
6.250%, 01/15/2036 (a)	185,000	174,190
JP Morgan Chase & Co.
5.250%, 05/01/2015	750,000	725,499
Key Bank NA
4.735%, 08/08/2007 (e)	375,000	375,373
Liberty Mutual Group, Inc.
7.000%, 03/15/2034 (a)(d)	155,000	157,966
Markel Corp.
6.800%, 02/15/2013	135,000	138,722
MBIA Global Funding LLC
4.776%, 02/20/2007 (b)(d)(e)	600,000	600,116
MBNA Corp.
5.140%, 05/05/2008 (b)(e)	425,000	428,359
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009	250,000	254,627
Metropolitan Life Global Funding I
5.070%, 03/17/2009 (b)(d)(e)	750,000	750,764
Morgan Stanley
3.625%, 04/01/2008 (a)	250,000	242,434
4.750%, 04/01/2014	740,000	691,537

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	$360,000	$361,971
Pricoa Global Funding I
5.115%, 12/22/2006 (b)(d)(e)	700,000	701,268
Residential Capital Corp.
6.000%, 02/22/2011 (a)	360,000	357,498
SLM Corp.
4.763%, 07/25/2009 (b)(e)(f)	550,000	550,208
St. Paul Travelers Cos., Inc.
5.750%, 03/15/2007	560,000	559,246
Transatlantic Holdings, Inc.
5.750%, 12/14/2015 (a)	250,000	246,423
Travelers Property Casualty Corp.
3.750%, 03/15/2008 (a)	120,000	116,863
Unitedhealth Group, Inc.
5.800%, 03/15/2036 (a)	250,000	238,889
Unumprovident Corp.
7.375%, 06/15/2032 (a)	115,000	116,970
VTB Capital SA
5.680%, 09/21/2007 (d)(e)	225,000	225,225
Wachovia Bank
7.800%, 08/18/2010	600,000	654,403
Washington Mutual Bank NA
6.875%, 06/15/2011	220,000	233,327
Wellpoint, Inc.
5.000%, 01/15/2011 (a)	60,000	58,712
5.250%, 01/15/2016 (a)	240,000	231,878
5.850%, 01/15/2036 (a)	135,000	127,987
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	214,857
		19,521,597
Industrial - 21.4%
Abitibi-Consolidated, Inc.
8.550%, 08/01/2010 (a)	100,000	101,000
Advanstar Communications, Inc.
10.750%, 08/15/2010 (a)	150,000	163,875
Ainsworth Lumber Co., Ltd
7.250%, 10/01/2012 (a)	100,000	91,000
Allied Waste North America
9.250%, 09/01/2012 (a)	200,000	216,750
America Movil Sa De CV
5.265%, 04/27/2007 (b)(e)	500,000	502,250
5.500%, 03/01/2014 (a)	520,000	499,664
Amerigas Partners Lp/ap
7.125%, 05/20/2016 (a)	150,000	150,000
Amerisourcebergen Corp.
5.625%, 09/15/2012 (a)(d)	245,000	242,183
AMF Bowling Worldwide, Inc.
10.000%, 03/01/2010 (a)	150,000	154,500
Asbury Automotive Group, Inc.
8.000%, 03/15/2014 (a)	100,000	100,750
AT&T Corp.
9.050%, 11/15/2011 (a)	275,000	297,621

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Athena Neuro Financial LLC
7.250%, 02/21/2008 (a)	$100,000	$99,000
Bae Systems Holdings
6.400%, 12/15/2011 (a)	360,000	370,800
Ball Corp.
6.625%, 03/15/2018 (a)	125,000	124,687
Beazer Homes USA, Inc.
8.375%, 04/15/2012 (a)	200,000	208,750
Bellsouth Corp.
6.875%, 10/15/2031 (a)	150,000	155,489
Biovail Corp.
7.875%, 04/01/2010 (a)	100,000	102,500
Block Communications, Inc.
8.250%, 12/15/2015 (a)(d)	100,000	98,500
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	105,312
Boston Scientific
5.500%, 11/15/2015 (a)	120,000	119,771
Bristow Group, Inc.
6.125%, 06/15/2013 (a)	125,000	118,125
British Telecommunications PLC
8.375%, 12/15/2010 (a)	775,000	865,276
BSKYB Finance UK Plc
5.625%, 10/15/2015 (a)(d)	230,000	222,076
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a)	725,000	704,367
5.875%, 05/15/2013 (a)	240,000	238,882
Cadmus Communications Corp.
8.375%, 06/15/2014 (a)	150,000	151,500
Canadian Oil Sands Ltd
4.800%, 08/10/2009 (a)(d)	500,000	486,263
Case New Holland, Inc.
9.250%, 08/01/2011 (a)	125,000	134,063
7.125%, 03/01/2014 (a)	75,000	74,438
Caterpillar Financial Services Corp.
4.650%, 07/27/2007 (b)(e)	600,000	600,691
5.050%, 12/01/2010	250,000	246,609
Celestica, Inc.
7.875%, 07/01/2011 (a)	150,000	153,750
Celulosa Arauco Y Constitucion SA
5.125%, 07/09/2013 (a)	100,000	94,664
Certegy, Inc.
4.750%, 09/15/2008 (a)	105,000	99,406
Charter Communications Operating LLC
8.375%, 04/30/2014 (a)(d)	200,000	200,500
Chartered Semiconductor Manufacturing
6.250%, 04/04/2013	225,000	223,057
CHC Helicopter Corp.
7.375%, 05/01/2014 (a)	125,000	128,125
Chesapeake Engergy, Rule 144a
6.500%, 08/15/2017 (a)	150,000	148,875
Chevron Phillips Chemical Co., LLC
5.375%, 06/15/2007 (a)	250,000	248,924

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (a)(d)	$100,000	$101,000
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	181,875
8.750%, 09/15/2013	155,000	179,025
Cinemark USA, Inc.
9.000%, 02/01/2013 (a)	100,000	106,750
Cintas Corp No. 2
5.125%, 06/01/2007 (a)	100,000	99,715
Cisco Systems, Inc.
5.250%, 02/22/2011 (a)	360,000	357,307
Columbus McKinnon Corp/NY
10.000%, 08/01/2010 (a)	98,000	108,290
Comcast Corp.
5.900%, 03/15/2016 (a)	250,000	245,627
7.050%, 03/15/2033 (a)	150,000	154,842
Communications & Power Industries, Inc.
8.000%, 02/01/2012 (a)	125,000	128,125
Compton Petroleum Finance Corp.
7.625%, 12/01/2013 (a)	100,000	100,500
Cooper Cameron Corp.
2.650%, 04/15/2007 (a)	350,000	338,537
Coors Brewing Co.
6.375%, 05/15/2012 (a)	100,000	103,246
Corning, Inc.
8.300%, 04/04/2025 (a)	150,000	154,723
Corrections Corp of America
7.500%, 05/01/2011 (a)	160,000	165,600
Cott Beverages USA, Inc.
8.000%, 12/15/2011 (a)	125,000	128,438
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	472,625
Cox Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	119,928
7.125%, 10/01/2012 (a)	290,000	304,622
CRH America, Inc.
6.950%, 03/15/2012 (a)	150,000	159,068
6.400%, 10/15/2033 (a)	175,000	177,155
Crystal US Holdings 3 LLC
0.000%, 10/01/2014 (a)	225,000	175,500
CSC Holdings, Inc.
10.500%, 05/15/2016 (a)	350,000	370,125
CSK Auto, Inc.
7.000%, 01/15/2014 (a)	150,000	143,625
Cummins, Inc.
9.500%, 12/01/2010 (a)	325,000	348,563
CVS Corp.
3.875%, 11/01/2007	255,000	249,380
DaimlerChrysler NA Holding Corp.
5.360%, 09/10/2007 (b)(e)	250,000	250,818
5.330%, 03/13/2009	425,000	425,419
4.875%, 06/15/2010	455,000	438,916

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Delhaize America, Inc.
8.125%, 04/15/2011 (a)	$120,000	$130,145
Deutsche Telekom International Finance
5.120%, 03/23/2009 (e)	475,000	475,505
Devon Financing Corp ULC
7.875%, 09/30/2031 (a)	200,000	242,189
Dex Media Finance Co.
8.500%, 08/15/2010 (a)	125,000	132,813
Diageo Finance
5.500%, 04/01/2013	475,000	471,598
Diageo Finance Bv
5.500%, 04/01/2013	365,000	362,386
Dollar General Corp.
8.625%, 06/15/2010	225,000	243,000
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	194,035
Dycom Industries, Inc.
8.130%, 10/15/2015 (a)(d)	130,000	135,200
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	300,000	291,375
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 05/01/2011 (a)	125,000	135,938
Falconbridge Ltd.
5.375%, 06/01/2015 (a)	250,000	234,454
FBG Finance Ltd.
5.125%, 06/15/2015 (d)	375,000	351,858
Fedex Corp.
3.500%, 04/01/2009	140,000	133,097
Flextronics International Ltd.
6.250%, 11/15/2014 (a)	150,000	147,750
Foot Locker, Inc.
8.500%, 01/15/2022	150,000	159,750
Ford Motor Credit Co.
6.500%, 01/25/2007	825,000	822,000
5.625%, 10/01/2008	100,000	91,501
Fortune Brands, Inc.
5.125%, 01/15/2011 (a)	460,000	451,001
5.375%, 01/15/2016 (a)	240,000	230,800
5.875%, 01/15/2036 (a)	30,000	28,082
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	502,886
Gencorp, Inc.
9.500%, 08/15/2013 (a)	100,000	108,500
General Electric Co.
5.000%, 02/01/2013	405,000	394,505
General Motors Acceptance Corp.
6.875%, 09/15/2011	250,000	233,277
Greenbrier Cos, Inc.
8.375%, 05/15/2015 (a)(d)	100,000	105,250
Group 1 Automotive, Inc.
8.250%, 08/15/2013 (a)	100,000	101,500
Grupo Televisa SA
8.500%, 03/11/2032	50,000	58,610

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Harrahs Oper, Inc.
5.750%, 10/01/2017 (a)	$200,000	$189,769
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (a)	335,000	331,918
Harrahs Operating Company, Inc.
5.625%, 06/15/2006 (a)	160,000	153,577
HCA, Inc.
6.950%, 05/01/2012 (a)	745,000	755,922
Hercules, Inc.
6.750%, 10/15/2029 (a)	125,000	123,125
Hexion U S Fin Corp / Hexion
9.000%, 07/15/2014 (a)	150,000	155,250
HJ Heinz, Co.
6.428%, 12/01/2008 (d)(e)	235,000	239,296
HMH Properties, Inc.
7.875%, 08/01/2008 (a)	173,000	175,163
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	179,790
6.150%, 06/15/2019 (a)	230,000	229,625
ICI Wilmington, Inc.
5.625%, 12/01/2013	180,000	174,513
Ineos Group Holdings
8.500%, 02/15/2016 (a)	150,000	143,250
Insight Midwest LP/Insight Capital, Inc.
10.500%, 11/01/2010 (a)	450,000	475,875
Intelsat Ltd.
5.250%, 11/01/2008 (a)	150,000	142,500
7.625%, 04/15/2012 (a)	50,000	41,500
Interline Brands, Inc.
11.500%, 05/15/2011 (a)	125,000	138,594
Interpublic Group Cos, Inc.
6.250%, 11/15/2014 (a)	150,000	128,250
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (a)	100,000	99,000
Jefferson Smurfit Corp.
7.500%, 06/01/2013 (a)	150,000	141,750
Jorgensen Earle M Co.
9.750%, 06/01/2012 (a)	200,000	217,000
K Hovnanian Enterprises, Inc.
8.000%, 04/01/2012 (a)	150,000	155,250
Kabel Deutschland GMBH
10.625%, 07/01/2014 (a)(d)	150,000	160,875
KB Home
9.500%, 02/15/2011 (a)	200,000	210,250
Kennametal, Inc.
7.200%, 06/15/2012 (a)	350,000	372,404
Knowledge Learning Corp., Inc.
7.750%, 02/01/2015 (a)(d)	150,000	143,625
Kraft Foods, Inc.
4.625%, 11/01/2006	500,000	498,279
KT Corp.
4.875%, 07/15/2015 (d)	140,000	129,168

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
L-3 Communications Corp.
5.875%, 01/15/2015 (a)	$125,000	$119,688
Landrys Restaurants, Inc.
7.500%, 12/15/2014 (a)	100,000	97,000
Lyondell Chemical Co.
9.500%, 12/15/2008	132,000	137,940
Macdermid, Inc.
9.125%, 07/15/2011 (a)	225,000	238,500
Magnachip Semiconductor SA
6.875%, 12/15/2011 (a)	175,000	168,875
Massey Energy Co.
6.875%, 12/15/2013 (a)(d)	125,000	123,125
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	377,389
MGM Mirage, Inc.
6.750%, 04/01/2013 (a)	360,000	360,000
Mohawk Industries, Inc.
6.500%, 04/15/2007 (a)	230,000	231,597
Nalco Co.
8.875%, 11/15/2013 (a)	150,000	156,750
Nationsrent Cos, Inc.
9.500%, 05/01/2015 (a)	100,000	108,500
NBTY, Inc.
7.125%, 10/01/2015 (a)(d)	100,000	95,000
Neenah Paper, Inc.
7.375%, 11/15/2014 (a)	175,000	165,375
Nell AF Sarl
8.375%, 08/15/2015 (a)(d)	100,000	99,750
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012 (a)	300,000	337,258
Newfield Exploration Co.
8.375%, 08/15/2012	415,000	446,125
News America, Inc.
6.625%, 01/09/2008	375,000	383,150
4.750%, 03/15/2010	150,000	146,116
6.200%, 12/15/2034	250,000	234,883
Nexen, Inc.
5.050%, 11/20/2013 (a)	370,000	354,784
7.875%, 03/15/2032 (a)	125,000	148,775
Nextel Communications, Inc.
5.950%, 03/15/2014 (a)	580,000	574,923
Nissan Motor Acceptance Corp.
4.625%, 03/08/2010 (d)	285,000	274,517
Noble Group Ltd
6.625%, 03/17/2015 (a)(d)	200,000	177,134
NORBORD, Inc.
7.250%, 07/01/2012 (a)	185,000	193,181
Northwestern Bell Telephone
6.250%, 01/01/2007 (a)	200,000	201,500
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)	250,000	245,004
Omnicare, Inc.
6.750%, 12/15/2013 (a)	50,000	50,000

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Omnicare, Inc. (continued)
6.875%, 12/15/2015 (a)	$275,000	$275,687
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	275,000	287,719
8.750%, 11/15/2012 (a)	150,000	161,250
PCCW HKT Capital Ltd.
5.250%, 07/20/2015 (d)	375,000	348,782
Pep Boys-Manny Moe & Jack
6.920%, 07/07/2006	150,000	150,562
7.500%, 12/15/2014 (a)	125,000	113,125
Petro-Canada
5.950%, 05/15/2035 (a)	105,000	100,427
Phillips-Van Heusen
8.125%, 05/01/2013 (a)	200,000	213,000
Pilgrim’s Pride Corp.
9.625%, 09/15/2011 (a)	130,000	136,175
Plastipak Hldgs, Inc.
8.500%, 12/15/2015 (a)(d)	100,000	102,500
Plum Creek Timberlands LP
5.875%, 11/15/2015 (a)	110,000	108,016
The Premcor Refining Group Inc.
9.250%, 02/01/2010 (a)	365,000	393,861
Progress Rail Services Corp.
7.750%, 04/01/2012 (a)(d)	75,000	78,375
Quest Diagnostics, Inc.
5.450%, 11/01/2015 (a)	215,000	209,906
Residential Capital Corp.
6.335%, 06/29/2007 (b)(e)	425,000	428,314
RH Donnelley Corp.
8.875%, 01/15/2016 (a)	100,000	104,500
Rhodia SA
10.250%, 06/01/2010	125,000	140,781
Rio Tinto Finance USA Ltd
5.750%, 07/03/2006 (a)	500,000	501,234
Rite Aid Corp.
9.500%, 02/15/2011 (a)	200,000	212,000
Riviera Holdings Corp.
11.000%, 06/15/2010 (a)	125,000	133,437
RJ Reynolds Tobacco Holdings
7.750%, 05/15/2006 (a)	250,000	250,541
6.500%, 07/15/2010 (a)	100,000	101,250
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	476,437
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	255,876
Safeway, Inc.
5.315%, 03/27/2009 (a)(e)	225,000	225,114
5.800%, 08/15/2012 (a)	385,000	384,030
Samsonite Corp.
8.875%, 06/01/2011 (a)	150,000	159,375
SBC Communications, Inc.
5.750%, 05/02/2006 (a)	575,000	575,394

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Seagate Technology HDD Holdings
8.000%, 05/15/2009 (a)	$350,000	$365,312
Select Medical Corp.
7.625%, 02/01/2015 (a)	100,000	90,750
Sequa Corp.
9.000%, 08/01/2009 (a)	150,000	161,250
Sheridan Group, Inc.
10.250%, 08/15/2011 (a)	125,000	129,219
Southwest Airlines Co.
5.496%, 11/01/2006	500,000	501,067
Sprint Capital Corp.
6.900%, 05/01/2019 (a)	225,000	240,894
Stanadyne Corp.
10.000%, 08/15/2014 (a)	150,000	144,375
Stats Chippac Ltd.
6.750%, 11/15/2011 (a)	125,000	123,125
Sunguard Data System, Inc.
9.431%, 08/15/2013 (a)(d)	120,000	127,200
Superior Essex Communications LLC
9.000%, 04/15/2012 (a)	150,000	151,500
Swift Energy Co.
9.375%, 05/01/2012 (a)	175,000	187,687
Talisman Energy, Inc.
5.125%, 05/15/2015 (a)	215,000	206,339
Telecom Italia Capital SA
4.000%, 01/15/2010 (a)	385,000	362,247
5.160%, 02/01/2011 (e)	265,000	267,609
Telefonica Europe BV
7.750%, 09/15/2010 (a)	250,000	269,242
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (a)	90,000	87,738
Telus Corp.
7.500%, 06/01/2007 (a)	675,000	690,443
Tenneco, Inc.
10.250%, 07/15/2013 (a)	125,000	139,375
Terex Corp.
7.375%, 01/15/2014 (a)	150,000	154,500
Tesoro Corp.
6.250%, 11/01/2012 (a)(d)	235,000	232,062
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	60,000	57,982
6.150%, 02/01/2036	120,000	113,476
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	240,258
Time Warner Entertainment Co. LP
6.125%, 04/15/2006 (a)	250,000	250,058
8.375%, 03/15/2023	365,000	413,658
Transdigm, Inc.
8.375%, 07/15/2011 (a)	105,000	110,250
Triad Hospitals, Inc.
7.000%, 11/15/2013 (a)	100,000	99,000
TRW Automotive, Inc.
9.375%, 02/15/2013 (a)	175,000	190,094

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Tyson Foods, Inc.
6.600%, 04/01/2016 (a)	$250,000	$247,373
United Components, Inc.
9.375%, 06/15/2013 (a)	150,000	145,500
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	100,000	98,500
United Surgical Partners International
10.000%, 12/15/2011 (a)	150,000	160,500
UNOVA, Inc.
7.000%, 03/15/2008 (a)	200,000	201,000
US Oncology, Inc.
9.000%, 08/15/2012 (a)	150,000	156,000
Vale Overseas Ltd
6.250%, 01/11/2016	300,000	296,625
Valspar Corp.
6.000%, 05/01/2007 (a)	200,000	200,202
Verizon Communications, Inc.
5.375%, 12/15/2006 (a)	500,000	500,139
4.879%, 08/15/2007 (a)(e)	225,000	225,065
5.350%, 02/15/2011 (a)	70,000	69,139
Vintage Petroleum 144a
7.875%, 05/15/2011 (a)	250,000	260,030
Visant Corp.
7.625%, 10/01/2012 (a)	125,000	124,063
Vodafone Group Plc
5.230%, 06/15/2011 (e)	290,000	290,355
Warner Music Group
7.375%, 04/15/2014 (a)	150,000	149,250
WH Holdings Ltd.
9.500%, 04/01/2011 (a)	150,000	162,750
Xerox Corp.
6.400%, 03/15/2016 (a)	150,000	149,625
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	195,000	193,021
6.100%, 04/01/2036 (a)	95,000	92,765
Yum! Brands, Inc.
8.500%, 04/15/2006 (a)	350,000	350,551
		51,261,530
Real Estate Investment Trust - 0.4%
Brandywine Operating Partnership LP
5.415%, 04/01/2009 (a)(e)	225,000	225,105
5.625%, 12/15/2010 (a)	275,000	272,796
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,837
4.600%, 06/15/2010 (a)	85,000	82,041
Thornburg Mortgage, Inc.
8.000%, 05/15/2013 (a)	100,000	100,000
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	258,811
		1,028,590

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Supranational - 0.1%
Fondo Latinoamerican de Reservas
3.000%, 08/01/2006 (d)	$310,00	$307,890
Utilities - 4.2%
Amerenenergy Generating Co.
7.950%, 06/01/2032 (a)	45,000	53,619
Amerenue
5.400%, 02/01/2016 (a)	240,000	235,026
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	500,000	514,066
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	140,115
Buckeye Partners LP
4.625%, 07/15/2013 (a)	300,000	279,422
Carolina Power & Light Co.
5.250%, 12/15/2015 (a)	175,000	169,599
Centerpoint Energy Houston Electric LLC
5.700%, 03/15/2013 (a)	250,000	250,459
Commonwealth Edison Co.
5.900%, 03/15/2036 (a)	135,000	129,035
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	118,216
Dayton Power & Light Co.
5.125%, 10/01/2013 (a)	250,000	242,711
Detroit Edison Co.
5.700%, 10/01/2037 (a)	240,000	224,193
Dominion Resources, Inc.
5.250%, 09/28/2007 (a)(e)	290,000	290,372
Duquesne Light Holdings, Inc.
5.500%, 08/15/2015 (a)	285,000	273,367
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	81,370
Energy East Corp.
6.750%, 06/15/2012 (a)	50,000	52,684
Entergy Gulf States, Inc.
5.610%, 12/08/2008 (a)(d)(e)	255,000	255,300
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	725,000	709,527
5.750%, 03/01/2035 (a)	155,000	138,355
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	114,675
FirstEnergy Corp.
6.450%, 11/15/2011 (a)	180,000	186,470
Florida Power & Light Co.
5.400%, 09/01/2035 (a)	240,000	221,850
Inergy L P & Inergy Fin Corp.
6.875%, 12/15/2014 (a)	150,000	143,250
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (d)	105,000	101,352
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	243,514
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	248,712

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Niagara Mohawk Power Corp.
7.750%, 05/15/2006	$390,000	$390,602
Nisource Finance Corp.
3.200%, 11/01/2006 (a)	130,000	128,437
Northern States Power-Minnesota
5.250%, 07/15/2035 (a)	155,000	140,682
Nrg Energy, Inc.
7.250%, 02/01/2014 (a)	190,000	193,562
Ohio Pwr Co.
4.850%, 01/15/2014 (a)	250,000	235,623
Oncor Electric Delivery Co.
7.000%, 05/01/2032 (a)	135,000	146,520
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	229,969
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	220,000	213,128
PSEG Power LLC
6.950%, 06/01/2012 (a)	350,000	371,350
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	215,574
Southern California Edison Co.
5.000%, 01/15/2016 (a)	255,000	243,449
5.350%, 07/15/2035 (a)	175,000	158,337
Southern Co Capital Funding, Inc.
5.300%, 02/01/2007	560,000	557,786
Suburban Propane Partners LP
6.875%, 12/15/2013 (a)	100,000	96,500
Tenaska Oklahoma
6.528%, 12/30/2014 (d)	138,129	133,566
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (d)	182,950	182,348
TXU Electric Delivery Co.
6.125%, 03/15/2008 (a)	100,000	100,857
6.375%, 05/01/2012 (a)	300,000	308,599
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	214,613
5.400%, 01/15/2016 (a)	240,000	231,381
		9,910,142
TOTAL CORPORATE BONDS
(Cost $83,516,165)		$82,029,749
FOREIGN GOVERNMENT NOTE/BONDS - 0.9%
United Mexican States
5.280%, 01/13/2009 (e)	330,000	334,043
8.000%, 09/24/2022 (e)	265,000	310,448
8.300%, 08/15/2031 (e)	100,000	121,100
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	326,400
Petrobras International Finance Co.
9.750%, 07/06/2011	525,000	618,187
Export-Import Bank Of Korea
4.500%, 08/12/2009	160,000	155,551

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
FOREIGN GOVERNMENT NOTE/BONDS
(continued)
Republic of South Africa (continued)
6.500%, 06/02/2014	$250,000	$263,437
TOTAL FOREIGN GOVERNMENT
NOTE/BONDS (Cost $2,064,842)		$2,129,166
MORTGAGE BACKED SECURITIES - 33.7%
Federal Home Loan Mortgage Association
Pool #G08088, 6.500%, 10/01/2035	469,215	478,481
TBA, 4.500%, 04/15/2036 (g)	1,125,000	1,037,461
TBA, 5.500%, 04/15/2036 (g)	6,235,000	6,088,864
Federal Home Loan Mortgage Corp.
Pool #M80733, 5.500%, 03/01/2009	173,781	173,201
Pool #E01049, 6.000%, 09/01/2016	125,561	127,143
Pool #E85540, 6.500%, 09/01/2016	149,664	152,923
Pool #E88188, 6.000%, 02/01/2017	1,091,460	1,105,168
Pool #E01142, 6.500%, 04/01/2017	190,519	194,668
Pool #E90928, 6.000%, 07/01/2017	607,738	615,352
Pool #E90878, 5.500%, 08/01/2017	632,278	628,810
Pool #B11269, 5.000%, 12/01/2018 (b)	8,568,920	8,369,932
Pool #G01198, 7.000%, 11/01/2030	45,467	46,843
Pool #C01220, 6.500%, 09/01/2031	82,996	84,861
Pool #C01244, 6.500%, 10/01/2031	55,422	56,667
Pool #C01246, 7.000%, 10/01/2031	14,911	15,370
Pool #C01252, 6.500%, 11/01/2031	73,959	75,621
Pool #C01287, 6.500%, 01/01/2032	111,801	114,312
Pool #C70921, 6.000%, 09/01/2032	83,422	83,578
Pool #C01435, 6.000%, 12/01/2032	528,088	529,078
Pool #C01753, 5.000%, 01/01/2034	575,802	549,499
Pool #C01785, 5.000%, 02/01/2034 (b)	1,052,260	1,004,192
Pool #C01796, 5.000%, 03/01/2034	1,148,221	1,094,875
Pool #C01811, 5.000%, 04/01/2034	1,643,007	1,566,673
Pool #C01839, 5.000%, 05/01/2034	515,870	491,902
Pool #C01846, 5.000%, 06/01/2034	1,768,791	1,686,613
Pool #G08001, 5.000%, 07/01/2034 (b)	1,656,740	1,579,768
Pool #G08005, 5.500%, 08/01/2034	1,045,089	1,022,270
Pool #G08009, 5.000%, 09/01/2034 (b)	1,615,996	1,540,917
Pool #G08014, 5.000%, 10/01/2034 (b)	1,109,856	1,058,292
Pool #G08015, 5.500%, 10/01/2034	755,035	738,549
Pool #G08021, 5.500%, 11/01/2034	567,637	555,243
Pool #G08026, 5.000%, 12/01/2034	767,460	731,803
Pool #G08027, 5.500%, 12/01/2034	466,126	455,948
Pool #G08035, 5.000%, 01/01/2035 (b)	1,266,384	1,207,548
Pool #G08040, 5.000%, 02/01/2035 (b)	1,296,270	1,234,068
Pool #G08046, 5.500%, 03/01/2035	605,369	591,431
Pool #G08051, 5.000%, 04/01/2035 (b)	1,454,180	1,384,401
Pool #G08057, 5.000%, 05/01/2035	911,266	867,539
Pool #G08058, 5.500%, 05/01/2035 (b)	1,245,263	1,216,594
Pool #G0-8062, 5.000%, 06/01/2035	1,028,384	979,037
Pool #G08067, 5.000%, 07/01/2035 (b)	1,444,671	1,375,349
Pool #G08079, 5.000%, 09/01/2035 (b)	1,050,532	1,000,122

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES
(continued)
Federal Home Loan Mortgage Corp. (continued)
Pool #G08115, 5.000%, 03/01/2036	$940,000	$894,894
Federal National Mortgage Association
Pool #254366, 5.500%, 05/01/2009 (b)	334,863	333,862
Pool #699840, 5.000%, 04/01/2018	2,918,492	2,852,000
Pool #254720, 4.500%, 05/01/2018	625,608	599,598
TBA, 4.500%, 04/15/2021 (g)	2,030,000	1,941,187
TBA, 5.500%, 04/15/2021 (g)	1,975,000	1,963,272
Pool #255635, 6.000%, 02/01/2025 (b)	984,145	989,794
Pool #504974, 6.500%, 07/01/2029	121,040	124,129
Pool #253398, 8.000%, 07/01/2030	33,567	35,822
Pool #253436, 7.500%, 08/01/2030	16,868	17,637
Pool #253437, 8.000%, 08/01/2030	61,454	65,582
Pool #253481, 8.000%, 09/01/2030	65,120	69,494
Pool #253516, 8.000%, 10/01/2030	118,390	126,342
Pool #253546, 7.500%, 11/01/2030	51,346	53,685
Pool #253547, 8.000%, 11/01/2030	115,120	122,853
Pool #253643, 7.500%, 01/01/2031	37,183	38,877
Pool #253672, 7.000%, 02/01/2031	70,526	72,746
Pool #253673, 7.500%, 02/01/2031	60,249	62,994
Pool #253711, 7.000%, 04/01/2031	112,780	116,306
Pool #253795, 7.000%, 04/01/2031	136,678	140,951
Pool #253712, 7.500%, 04/01/2031	44,600	46,613
Pool #253796, 7.500%, 04/01/2031	6,840	7,149
Pool #253842, 7.000%, 05/01/2031	124,410	128,300
Pool #253889, 6.500%, 06/01/2031	49,880	51,048
Pool #253907, 7.000%, 06/01/2031	185,025	190,810
Pool #253895, 7.000%, 07/01/2031	68,606	70,751
Pool #253949, 6.500%, 08/01/2031	37,382	38,258
Pool #253950, 7.000%, 08/01/2031	223,025	229,998
Pool #254008, 7.000%, 09/01/2031	184,660	190,434
Pool #254007, 6.500%, 10/01/2031	31,448	32,184
Pool #254050, 6.500%, 10/01/2031	27,664	28,312
Pool #254051, 7.000%, 10/01/2031	76,014	78,391
Pool #254092, 6.500%, 11/01/2031	97,105	99,380
Pool #254093, 7.000%, 11/01/2031	17,384	17,928
Pool #254147, 6.500%, 12/01/2031	137,584	140,807
Pool #254198, 6.000%, 01/01/2032	130,537	130,752
Pool #254238, 6.000%, 02/01/2032	258,650	259,090
Pool #254199, 6.500%, 02/01/2032	15,205	15,561
Pool #254263, 6.500%, 03/01/2032	188,824	193,114
Pool #254311, 6.500%, 04/01/2032	261,967	267,919
Pool #254346, 6.500%, 05/01/2032	73,509	75,180
Pool #254378, 6.500%, 06/01/2032	112,960	115,526
Pool #254406, 6.500%, 07/01/2032	339,206	346,913
Pool #254448, 6.500%, 08/01/2032	157,191	160,763
Pool #254549, 6.000%, 11/01/2032	245,196	245,502
Pool #254637, 5.500%, 01/01/2033	309,673	303,107

Schedule of Investments
March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES
(continued)
Federal National Mortgage Association
(continued)
Pool #254638, 6.000%, 01/01/2033	$66,916	$67,000
Pool #254949, 5.000%, 11/01/2033	913,496	872,405
Pool #778961, 4.256%, 06/01/2034	373,836	365,931
Pool #786143, 4.389%, 07/01/2034	228,922	224,786
Pool #735341, 4.342%, 12/01/2034	605,168	593,986
Pool #810063, 4.656%, 03/01/2035	640,530	627,060
TBA, 4.500%, 04/15/2036 (g)	1,125,000	1,037,812
TBA, 5.500%, 04/15/2036 (g)	5,740,000	5,603,675
TBA, 6.000%, 04/15/2036 (g)	5,425,000	5,425,000
TBA, 6.500%, 05/15/2036 (g)	2,400,000	2,445,749
Government National Mortgage Association
Pool #448335, 6.500%, 04/15/2031	270,935	281,064
Pool #3187, 6.000%, 01/20/2032	787,756	795,463
Pool #581950, 7.500%, 03/15/2032	13,166	13,813
TBA, 5.000%, 04/15/2036 (g)	1,760,000	1,705,000
TBA, 5.500%, 04/15/2036 (g)	2,760,000	2,733,261
TOTAL MORTGAGE BACKED SECURITIES
(Cost $82,795,469)		$80,788,786
U.S. GOVERNMENT AGENCY ISSUES - 3.6%
Federal Home Loan Bank - 1.0%
4.875%, 11/15/2006 (b)	2,420,000	2,416,384
Federal Home Loan Mortgage Corp. - 0.8%
4.625%, 05/28/2013 (a)	280,000	264,406
4.500%, 07/15/2013	1,600,000	1,535,432
		1,799,838
Federal National Mortgage
Association - 1.8%
3.875%, 11/17/2008 (a)(b)	2,000,000	1,940,304
7.250%, 05/15/2030 (b)	1,900,000	2,393,303
		4,333,607
TOTAL U.S. GOVERNMENT AGENCY
ISSUES (Cost $8,361,975)		$8,549,829
U.S. TREASURY OBLIGATIONS - 23.8%
U.S. Treasury Bond - 7.3%
7.250%, 05/15/2016	2,200,000	2,602,532
7.500%, 11/15/2016	2,400,000	2,900,813
8.125%, 08/15/2019	1,800,000	2,336,344
6.250%, 08/15/2023	1,800,000	2,042,017
6.000%, 02/15/2026	2,100,000	2,343,798
6.250%, 05/15/2030	4,400,000	5,143,534
		17,369,038
U.S. Treasury Inflation Indexed Bond - 2.0%
3.875%, 01/15/2009	876,416	917,841
4.250%, 01/15/2010	1,472,938	1,583,006
2.000%, 01/15/2014	2,467,762	2,409,251
		4,910,098

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Note - 14.5%
2.250%, 04/30/2006	$5,000,000	$4,991,110
2.625%, 11/15/2006	4,000,000	3,946,564
4.500%, 02/15/2009	2,500,000	2,479,102
3.625%, 07/15/2009	4,750,000	4,579,670
3.500%, 02/15/2010	5,350,000	5,101,728
5.000%, 02/15/2011	3,225,000	3,252,212
4.875%, 02/15/2012	2,500,000	2,504,690
4.250%, 08/15/2013	2,100,000	2,020,431
4.000%, 02/15/2014	1,300,000	1,226,165
4.750%, 05/15/2014	1,200,000	1,189,876
4.250%, 11/15/2014	3,650,000	3,489,743
		34,781,291
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,882,314)		$57,060,427
SHORT TERM INVESTMENTS - 5.8%
Commercial Paper - 3.5%
Total Capital
4.760%, 04/05/2006	$3,300,000	$3,298,254
Volkswagen of America
4.930%, 04/03/2006	5,000,000	4,998,630
		8,296,884
Money Market Funds - 0.4%
First American Prime Obligations Fund
4.354%	958,310	958,310
Short-Term Investments - 1.9%
When-Issued Commitments	4,839,180	4,700,053
TOTAL SHORT TERM INVESTMENTS
(Cost $14,138,832)		$13,955,247
Total Investments
(Cost $305,505,349) - 124.9%		$299,084,111
Liabilities in Excess of Other Assets - (24.9)%		(59,599,557)
TOTAL NET ASSETS - 100.0%		239,484,554

March 31, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

Footnotes
Percentages are stated as a percent of net assets.
(a)	Callable by issuer.
(b)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(c)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of prinicpal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of December 31, 2005.

(d)	Restricted
(e)	Variable rate security. The rate listed is as of March 31, 2006.
(g)	To be announced.

Builders Fixed Income Fund, Inc.
Schedule of Other Investments
March 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS at March 31, 2006 (Unaudited) - (Continued)

Reverse repurchase agreements open as of March 31, 2006 were as follows:

		Amount of
Collateral		Reverse Repurchase	Interest	Maturity	Amount Due
Issuer	Counterparty	Agreements	Rate	Date	at Maturity
UST	Merrill Lynch	$1,101,375	4.650%	04/21/06	$1,105,501
UST	Merrill Lynch	3,091,938	4.700%	06/26/06	3,128,268
UST	Merrill Lynch	2,472,500	4.650%	05/17/06	2,501,243
UST	Merrill Lynch	2,940,000	4.450%	05/23/06	2,972,708
UST	Merrill Lynch	3,144,375	4.450%	05/23/06	3,179,356
UST	Merrill Lynch	1,990,625	4.750%	06/12/06	2,014,526
UST	Merrill Lynch	1,038,125	4.630%	05/05/06	1,046,136
UST	Merrill Lynch	2,107,500	4.770%	06/19/06	2,132,911
UST	Merrill Lynch	2,300,000	4.780%	06/28/06	2,327,485
UST	Merrill Lynch	4,348,125	4.750%	05/31/06	4,383,121
UST	Merrill Lynch	2,445,000	4.440%	04/17/06	2,472,139
		$26,979,563			$27,263,394

Short sales open as of Septmeber 30, 2005 were as follows:

Principal
Amount	Description	Proceeds	Value

$ 3,400,000	FHLMC TBA, 5.000%, 4/15/36	$ 3,261,875	$ 3,235,311

At September 30, 2005, the Fund had the following open swap agreements:

		Maturity	Notional
Pay	Receive	Date	Amount	Value
CDX4 HiYield 100 Name Index	Fixed Rate 3.564%	06/20/2010	$1,680,000	$(59,394)
Fixed Rate 4.332%	3 Month USD-LIBOR-BBA	05/03/2010	3,500,000	120,664
CDX4 HY Index	Fixed Rate 3.564%	06/20/2010	3,360,000	(118,789)
Fixed Rate 4.615%	3 Month USD-LIBOR-BBA	08/04/2010	1,750,000	45,393
				$(12,126)

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments for tax purposes	$305,505,349
Gross tax unrealized appreciation	$1,621,281
Gross tax unrealized depreciation	(8,042,519)
Net tax unrealized depreciation	$(6,421,238)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title)         /s/ John W. Stewart
John W. Stewart, President

Date May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.